ACCOUNT RECEIVABLES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
ACCOUNT RECEIVABLES
Schedule of Account receivable
	March 31, 2022	December 31, 2021
Account receivables	$958,797	$5,627,463
Account receivables- related parties	36,083	3,603,402
	$994,880	$9,230,865

	December 31, 2021	December 31, 2020
Account receivables	$5,627,463	$2,609,520
Account receivables- Related parties	3,603,402	-
	$9,230,865	$2,609,520